Long-term Borrowings, Capital Lease Obligations and License Agreements - 2016 Senior Notes (Details) - USD ($)	Apr. 01, 2016	Dec. 31, 2017	Dec. 31, 2016	Mar. 17, 2016
Long-Term Borrowings
Amount outstanding, net of discount and debt issuance costs		$ 3,150,999,000	$ 3,360,255,000
TransFirst
Long-Term Borrowings
Purchase price of acquisition	$ 2,351,400,000
3.800% Senior Notes due April 1, 2021
Long-Term Borrowings
Principal amount				$ 750,000,000
Stated interest rate (as a percent)		3.80%	3.80%	3.80%
Amount outstanding, net of discount and debt issuance costs		$ 745,000,000	$ 743,625,000
4.800% Senior Notes due April 1, 2026
Long-Term Borrowings
Principal amount				$ 750,000,000
Stated interest rate (as a percent)		4.80%	4.80%	4.80%
Amount outstanding, net of discount and debt issuance costs		$ 743,042,000	$ 742,383,000